Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates
Cash dividends paid to the Parent Company for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Cash dividends received from consolidated subsidiaries	￦	12,646	119,036	287,549
Cash dividends received from associates		312,793	164,850	227,500

	￦	325,439	283,886	515,049